Fair values of financial assets and liabilities - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 810,281
At 31 December	814,621	£ 810,281
Level 3 £m | Excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	45	37
Gains recognised in the income statement within other income	(1)	(4)
Additions	0	33
Redemptions	(1)	(3)
Transfers out of the level 3 portfolio	(1)	(18)
At 31 December	42	45
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ (1)	£ (4)